Annual Fund Operating Expenses	Apr. 24, 2026
NAA ALL CAP VALUE SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.04%	[1],[2]
NAA LARGE CAP VALUE SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.09%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.96%	[3],[4]
NAA LARGE CORE SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.22%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.94%	[6],[7]
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.22%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.69%	[6],[7]
NAA LARGE GROWTH SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[8]
Expenses (as a percentage of Assets)	1.17%	[8]
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	1.01%	[9]
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[8]
Expenses (as a percentage of Assets)	0.92%	[8]
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	0.76%	[9]
NAA MID GROWTH SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%	[10]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.11%)	[10],[11]
Net Expenses (as a percentage of Assets)	1.07%	[10],[11]
NAA SMALL CAP VALUE SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.12%)	[12],[13]
Net Expenses (as a percentage of Assets)	1.17%	[12],[13]
NAA SMALL GROWTH SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%	[14]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.28%)	[14],[15]
Net Expenses (as a percentage of Assets)	1.14%	[14],[15]
NAA SMID-CAP VALUE SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.11%)	[16],[17]
Net Expenses (as a percentage of Assets)	1.07%	[16],[17]
NAA WORLD EQUITY INCOME SERIES
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.23%	[18]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.12%)	[19],[20]
Net Expenses (as a percentage of Assets)	1.06%	[19],[20]
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[18]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.12%)	[19],[20]
Net Expenses (as a percentage of Assets)	0.81%	[19],[20]

[1]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.04% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[2]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[3]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.96% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[4]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[5]	Other expenses for Class L shares are estimated based on fees and expenses incurred by Class S shares of the Fund for the year ended December 31, 2025. Class L shares have not commenced operations as of the date of this Prospectus.
[6]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.94% and 0.69% of the Fund’s average daily net assets for Class S shares and Class L shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[7]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[8]	Other expenses for Class L shares are estimated based on fees and expenses incurred by Class S shares of the Fund for the year ended December 31, 2025. Class L shares have not commenced operations as of the date of this Prospectus.
[9]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.01% and 0.76% of the Fund’s average daily net assets for Class S shares and Class L shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[10]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[11]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.07% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[12]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.17% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[13]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[14]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[15]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.14% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[16]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.07% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[17]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.
[18]	Other expenses for Class L shares are estimated based on fees and expenses incurred by Class S shares of the Fund for the year ended December 31, 2025. Class L shares have not commenced operations as of the date of this Prospectus.
[19]	New Age Alpha Advisors, LLC (d/b/a New Age Alpha) (the “Adviser”) has contractually agreed, until April 30, 2027, to reduce the Fund’s Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.06% and 0.81% of the Fund’s average daily net assets of Class S shares and Class L shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may not be terminated without the approval of the Board of Trustees, including a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended.
[20]	The Expense Limitation Agreement was amended on April 30, 2025. As a result, the Total Annual Fund Operating Expense After Fee Reductions and/or Expense Reimbursements will not correlate to the net expense ratio in the Fund’s financial highlights.